CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Benefits and settlement expenses, reinsurance ceded	$ 1,423	$ 883	$ 1,244
Other operating expenses, reinsurance ceded	$ 223	$ 229	$ 230